Investments - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements			$ 222,600,000
Securities exceeding 10% of Shareholders' Equity			0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months			0
Short-term Investments			2,869,400,000	3,572,900,000
Securities Sold under Agreements to Repurchase			0	0
Open reverse repurchase commitments			0	0
Gross Unrealized Losses			$ 99,400,000	$ 139,800,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			1,166	1,369
Trading securities			$ 0	$ 0
Net realized gains (losses) on securities			114,100,000	137,900,000	$ 136,500,000
Gain (Loss) on Derivative Instruments, Net, Pretax			0	(20,000,000)	(20,700,000)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			300,000	1,900,000	1,800,000
Derivative Assets (Liabilities), at Fair Value, Net			0	0
4.125% Senior Notes due 2047
Schedule of Investments [Line Items]
Senior notes, issuance amount	$ 850,000,000		$ 850,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	4.125%		4.125%
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	$ (8,000,000)
2.45% Senior Notes Due 2027
Schedule of Investments [Line Items]
Senior notes, issuance amount		$ 500,000,000	$ 500,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage		2.45%	2.45%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Schedule of Investments [Line Items]
Senior notes, issuance amount			$ 0	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.70%
Debt Instrument, Repurchased Face Amount			$ 31,000,000	20,000,000	18,000,000
Equity securities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 9,000,000	$ 18,200,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			23	88
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 200,000	$ 2,100,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			19	75
Equity securities | Nonredeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 8,800,000	$ 16,100,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			4	13
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Percentage Decline			6.00%
Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 90,400,000	$ 121,600,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			1,143	1,281
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment			$ 400,000	$ 0	0
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 14,400,000	$ 24,300,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			222	184
Fixed maturities | Redeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 1,500,000	$ 2,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			2	2
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Gross Unrealized Losses			$ 13,300,000	$ 25,500,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			105	111
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment			$ 400,000	$ 0	0
Fixed Income Securities
Schedule of Investments [Line Items]
Gross Unrealized Losses			99,200,000
Foreign Government Debt
Schedule of Investments [Line Items]
Short-term Investments			0	0
Interest Rate Swaps
Schedule of Investments [Line Items]
Cash collateral received from counterparty				4,900,000
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities			$ 0	0	0
Russell One Thousand | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio			96.00%
Managed Equity Strategy | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio			4.00%
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member]
Schedule of Investments [Line Items]
Derivative, Notional Amount		$ 350,000,000	$ 31,000,000	370,000,000	18,000,000
Gain (Loss) on Derivative Instruments, Net, Pretax			0	(1,300,000)	200,000
Derivative Assets (Liabilities), at Fair Value, Net			0	0
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member] | 2.45% Senior Notes Due 2027
Schedule of Investments [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		$ (1,400,000)	(1,400,000)
Non-hedging Instruments | Interest Rate Swaps
Schedule of Investments [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net			0	0
Non-hedging Instruments | Future [Member]
Schedule of Investments [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net			0	0
Non-hedging Instruments | Fixed maturities | Interest Rate Swaps
Schedule of Investments [Line Items]
Derivative, Notional Amount			0	0	750,000,000
Gain (Loss) on Derivative Instruments, Net, Pretax			0	0	$ (23,400,000)
Derivative Assets (Liabilities), at Fair Value, Net			$ 0	$ 0